UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                       Merrill Lynch Premier Institutional Fund
                       Merrill Lynch Institutional Fund
                       Merrill Lynch Institutional Tax-Exempt Fund
                       Merrill Lynch Government Fund
                       Merrill Lynch Treasury Fund
                Master Institutional Money Market Trust
                       Master Premier Institutional Fund
                       Master Institutional Fund
                       Master Institutional Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President Merrill
      Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

--------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  FACE AMOUNT               MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$ 36,896,973,992    Master Premier Institutional Fund..........$ 36,896,973,992
--------------------------------------------------------------------------------
                    TOTAL MONEY MARKET FUNDS...................  36,896,973,992
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.2%................  36,896,973,992
--------------------------------------------------------------------------------
                    LIABILITIES IN EXCESS OF
                      OTHER ASSETS -- (0.2%)...................     (72,852,265)
--------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%.......................$ 36,824,121,727
================================================================================

--------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  FACE AMOUNT               MONEY MARKET FUNDS                       VALUE
--------------------------------------------------------------------------------
$ 10,066,981,328    Master Institutional Fund..................$ 10,066,981,328
--------------------------------------------------------------------------------
                    TOTAL MONEY MARKET FUNDS...................  10,066,981,328
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.2%................  10,066,981,328
--------------------------------------------------------------------------------
                    LIABILITIES IN EXCESS OF
                      OTHER ASSETS -- (0.2%)...................     (18,260,571)
--------------------------------------------------------------------------------
                    NET ASSETS -- 100.0%.......................$ 10,048,720,757
================================================================================

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                         INTEREST        MATURITY
                      FACE AMOUNT                                          RATE*           DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S.                $ 50,000,000      Fannie Mae.......................... 7.13%         02/15/05        $  50,109,691
Government            30,000,000      Fannie Mae.......................... 1.75          05/23/05           29,915,625
Agency                15,000,000      Fannie Mae.......................... 1.45          07/08/05           14,920,313
Issues -- 16.7%       14,275,000      Fannie Mae.......................... 2.00          10/21/05           14,172,398
                      15,000,000      Fannie Mae.......................... 2.30          11/14/05           14,910,937
                      15,000,000      Fannie Mae.......................... 3.00          09/20/06           14,910,937
                      25,000,000      Federal Home Loan Banks............. 1.20          04/01/05           24,937,500
                      25,000,000      Federal Home Loan Banks............. 1.63          06/15/05           24,906,250
                      25,000,000      Federal Home Loan Banks............. 1.63          07/29/05           24,843,750
                      10,000,000      Federal Home Loan Banks............. 2.00          10/20/05            9,928,125
                      30,000,000      Federal Home Loan Banks............. 2.25          12/15/05           29,775,000
                      17,000,000      Federal Home Loan Banks............. 3.10          11/08/06           16,904,375
                      15,000,000      Federal Home Loan Banks............. 3.25          11/29/06           14,948,438
                      10,000,000      Federal Home Loan Banks............. 3.45          01/10/07            9,993,750
                      17,000,000      Federal Farm Credit Banks........... 1.50          04/01/05           16,962,813
                       7,000,000      Federal Farm Credit Banks........... 5.85          06/10/05            7,078,778
                      25,000,000      Freddie Mac......................... 3.88          02/15/05           25,020,373
                      15,000,000      Freddie Mac......................... 2.29          10/28/05           14,919,720
                      10,000,000      Freddie Mac......................... 2.13          11/15/05            9,928,125
                      15,000,000      Freddie Mac......................... 2.14          02/24/06           14,830,035
                      25,000,000      Freddie Mac......................... 3.00          11/09/06           24,719,003
                      50,000,000      Fannie Mae D/N...................... 1.22          02/04/05           49,994,938
                      25,000,000      Fannie Mae D/N...................... 1.91          03/21/05           24,936,333
                      25,000,000      Federal Home Loan Banks D/N......... 1.20          03/24/05           24,957,500
                      50,000,000      Freddie Mac D/N..................... 2.09          02/01/05           50,000,000
                       4,000,000      Freddie Mac D/N..................... 1.16          03/08/05            3,995,489
                      50,000,000      Freddie Mac D/N..................... 2.92          10/24/05           48,915,000
                      20,000,000      Freddie Mac D/N..................... 2.97          11/15/05           19,522,000
                      25,000,000      Freddie Mac D/N..................... 2.91          12/13/05           24,337,503
-----------------------------------------------------------------------------------------------------------------------
                        TOTAL U.S. GOVERNMENT AGENCY ISSUES
                        (COST $657,175,265)...............................                                 655,294,699
-----------------------------------------------------------------------------------------------------------------------
U.S.                  50,000,000      Fannie Mae.......................... 2.42          02/18/05           49,999,644
Government           250,000,000      Fannie Mae.......................... 2.51          04/28/05          249,991,093
Agency Issues --      50,000,000      Fannie Mae.......................... 2.46          07/06/05           49,984,000
Variable             500,000,000      Fannie Mae.......................... 2.52          07/29/05          499,963,201
Rate -- 63.8%         75,000,000      Fannie Mae.......................... 2.46          08/29/05           74,979,480
                      75,000,000      Fannie Mae.......................... 2.19          02/17/06           74,980,728
                      60,000,000      Federal Home Loan Banks............. 2.29          03/03/05           60,000,000
                     100,000,000      Federal Home Loan Banks............. 2.45          07/26/05           99,990,318
                      50,000,000      Federal Home Loan Banks............. 2.26          08/26/05           49,987,252
                      50,000,000      Federal Home Loan Banks............. 2.43          03/28/06           49,971,226
                      75,000,000      Federal Home Loan Banks............. 2.11          05/10/06           74,947,690
                      50,000,000      Federal Home Loan Banks............. 2.16          05/19/06           49,958,073
                      48,400,000      Federal Farm Credit Banks........... 2.27          02/28/05           48,399,642
                     100,000,000      Federal Farm Credit Banks........... 2.27          03/24/05           99,997,209
                      75,000,000      Federal Farm Credit Banks........... 2.28          10/03/05           74,979,923
                     100,000,000      Federal Farm Credit Banks........... 2.28          10/27/05           99,970,558
                      25,000,000      Federal Farm Credit Banks........... 2.31          12/01/05           24,997,905
                      25,000,000      Federal Farm Credit Banks........... 2.32          12/05/05           24,996,483
                      50,000,000      Federal Farm Credit Banks........... 2.33          12/05/05           49,995,719
                     150,000,000      Federal Farm Credit Banks........... 2.31          01/04/06          149,982,678

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                         INTEREST        MATURITY
                      FACE AMOUNT                                          RATE*           DATE             VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S.                $ 28,000,000      Federal Farm Credit Banks........... 2.30%         01/05/06       $   27,992,283
Government           150,000,000      Federal Farm Credit Banks........... 2.27          01/27/06          149,970,393
Agency Issues --     100,000,000      Federal Farm Credit Banks........... 2.36          02/13/06           99,989,685
Variable              75,000,000      Federal Farm Credit Banks........... 2.32          09/01/06           74,987,195
Rate                 150,000,000      Freddie Mac......................... 2.42          09/09/05          150,015,993
(continued)           33,962,000      Freddie Mac......................... 2.17          11/07/05           33,965,192
-----------------------------------------------------------------------------------------------------------------------
                                      TOTAL U.S. GOVERNMENT AGENCY
                                      ISSUES -- VARIABLE RATE
                                      (COST $2,494,997,106)...............                               2,494,993,563
-----------------------------------------------------------------------------------------------------------------------
Repurchase           180,193,000      ABN AMRO Bank, N.V., New York
Agreements**                            Branch, purchased on 01/31/05..... 2.50          02/01/05          180,193,000
 -- 19.4%            175,000,000      Credit Suisse First Boston LLC,
                                        purchased on 01/31/05............. 2.49          02/01/05          175,000,000
                     200,000,000      J.P. Morgan Securities Inc.,
                                        purchased on 01/31/0.............. 2.50          02/01/05          200,000,000
                     205,000,000      UBS Securities LLC,
                                        purchased on 01/31/05............. 2.50          02/01/05          205,000,000
-----------------------------------------------------------------------------------------------------------------------
                                      TOTAL REPURCHASE AGREEMENTS
                                      (COST $760,193,000).................                                 760,193,000
-----------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS -- 100.0%
                                      (COST $3,912,365,371)...............                               3,910,481,262
-----------------------------------------------------------------------------------------------------------------------
                                      LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                         (260,770)
-----------------------------------------------------------------------------------------------------------------------
                                      NET ASSETS -- EQUIVALENT TO $1.00 PER
                                      SHARE ON 3,912,104,601 SHARES OF
                                      BENEFICIAL INTEREST OUTSTANDING -- 100.0%                         $3,910,220,492
=======================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2005, net unrealized depreciation amounted to $1,884,109.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

   D/N-Discount Notes

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                         INTEREST        MATURITY
                      FACE AMOUNT                                          RATE*           DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. Government     $ 24,271,000      U.S. Treasury Bills................. 1.99%         02/03/05       $   24,268,322
Issues -- 103.6%      65,000,000      U.S. Treasury Bills................. 2.05          02/03/05           64,992,590
                      28,145,000      U.S. Treasury Bills................. 2.01          02/10/05           28,125,300
                      37,000,000      U.S. Treasury Bills................. 2.04          02/10/05           36,981,176
                      90,000,000      U.S. Treasury Bills................. 2.05          02/10/05           89,953,931
                      25,000,000      U.S. Treasury Bills................. 2.06          02/10/05           24,987,125
                      25,000,000      U.S. Treasury Bills................. 2.05          02/17/05           24,977,278
                      50,000,000      U.S. Treasury Bills................. 2.06          02/17/05           49,954,333
                      25,000,000      U.S. Treasury Bills................. 2.12          02/17/05           24,976,472
                      75,000,000      U.S. Treasury Bills................. 2.14          02/17/05           74,928,833
                      20,000,000      U.S. Treasury Bills................. 2.05          02/24/05           19,973,806
                      20,000,000      U.S. Treasury Bills................. 2.08          02/24/05           19,973,422
                      30,000,000      U.S. Treasury Bills................. 2.12          02/24/05           29,959,463
                      10,000,000      U.S. Treasury Bills................. 2.07          03/03/05            9,982,750
                      50,000,000      U.S. Treasury Bills................. 2.08          03/03/05           49,913,542
                      35,000,000      U.S. Treasury Bills................. 2.09          03/03/05           34,939,042
                      91,370,000      U.S. Treasury Bills................. 2.12          03/03/05           91,208,920
                      50,000,000      U.S. Treasury Bills................. 2.18          03/03/05           49,915,183
                      50,000,000      U.S. Treasury Bills................. 2.20          03/03/05           49,914,444
                      25,000,000      U.S. Treasury Bills................. 2.06          03/10/05           24,947,198
                      55,000,000      U.S. Treasury Bills................. 2.08          03/10/05           54,882,422
                       4,427,000      U.S. Treasury Bills................. 2.09          03/10/05            4,417,491
                      50,000,000      U.S. Treasury Bills................. 2.10          03/10/05           49,892,340
                      10,000,000      U.S. Treasury Bills................. 2.11          03/10/05            9,978,365
                      30,000,000      U.S. Treasury Bills................. 2.12          03/10/05           29,934,541
                      50,000,000      U.S. Treasury Bills................. 2.05          03/17/05           49,874,722
                      88,000,000      U.S. Treasury Bills................. 2.15          03/17/05           87,768,918
                      50,000,000      U.S. Treasury Bills................. 2.16          03/17/05           49,868,000
                      10,000,000      U.S. Treasury Bills................. 1.95          03/24/05            9,972,410
                      25,000,000      U.S. Treasury Bills................. 2.16          03/24/05           24,923,677
                      50,000,000      U.S. Treasury Bills................. 2.17          03/24/05           49,846,292
                      45,000,000      U.S. Treasury Bills................. 2.19          03/24/05           44,860,388
                      25,000,000      U.S. Treasury Bills................. 2.23          03/24/05           24,921,003
                       6,076,000      U.S. Treasury Bills................. 2.26          03/24/05            6,056,547
                      19,100,000      U.S. Treasury Bills................. 1.95          03/31/05           19,040,002
                      65,000,000      U.S. Treasury Bills................. 2.16          03/31/05           64,773,800
                      25,000,000      U.S. Treasury Bills................. 2.21          03/31/05           24,910,986
                       9,062,000      U.S. Treasury Bills................. 2.24          03/31/05            9,029,369
                      15,307,000      U.S. Treasury Bills................. 2.26          04/14/05           15,235,423
                      10,000,000      U.S. Treasury Bills................. 2.30          04/14/05            9,953,239
                      15,000,000      U.S. Treasury Bills................. 2.46          06/23/05           14,848,560
                      10,000,000      U.S. Treasury Notes................. 1.63          03/31/05           10,005,856
                       2,500,000      U.S. Treasury Notes................. 1.63          09/30/05            2,480,568
                      10,000,000      U.S. Treasury Notes................. 5.75          11/15/05           10,219,141
                      10,000,000      U.S. Treasury Notes................. 1.63          02/28/06            9,855,080
-----------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS -- 103.6%
                                      (COST $1,512,462,817)...............                               1,512,422,270
-----------------------------------------------------------------------------------------------------------------------
                                      LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6%)                      (52,254,153)
-----------------------------------------------------------------------------------------------------------------------
                                      NET ASSETS -- EQUIVALENT TO $1.00
                                      PER SHARE ON 1,460,208,663 SHARES
                                      OF BENEFICIAL INTEREST
                                      OUTSTANDING --100.0%................                             $ 1,460,168,117
=======================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2005, net unrealized appreciation amounted to $40,546.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.

   U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

-----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
   FACE AMOUNT                  MONEY MARKET FUNDS                                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
$ 13,215,123,446                Master Institutional Tax-Exempt Fund.............................      $13,215,123,446
-----------------------------------------------------------------------------------------------------------------------
                                TOTAL MONEY MARKET FUNDS.........................................       13,215,123,446
-----------------------------------------------------------------------------------------------------------------------
                                TOTAL INVESTMENTS -- 100.1%......................................       13,215,123,446
-----------------------------------------------------------------------------------------------------------------------
                                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .................          (18,267,706)
-----------------------------------------------------------------------------------------------------------------------
                                NET ASSETS -- 100.0%.............................................      $13,196,855,740
=======================================================================================================================

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

         By: s/ Robert C. Doll, Jr.
             ----------------------
             Robert C. Doll, Jr.,
             President
             Merrill Lynch Funds for Institutions Series and
             Master Institutional Money Market Trust

         Date: March 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert C. Doll, Jr.
             -----------------------
             Robert C. Doll, Jr.,
             President
             Merrill Lynch Funds for Institutions Series and
             Master Institutional Money Market Trust

         Date: March 21, 2005

         By: /s/ William Breen
             -----------------
             William Breen,
             Chief Financial Officer
             Merrill Lynch Funds for Institutions Series and
             Master Institutional Money Market Trust

         Date: March 21, 2005